SOUND SHORE FUND SEEKS GROWTH                      SOUND SHORE FUND

OF CAPITAL  USING A VALUE-ORIENTED                 PROSPECTUS

APPROACH. SHARES OF THE FUND
                                                   MAY 1, 2003
ARE OFFERED TO INVESTORS WITHOUT

ANY SALES CHARGE OR RULE 12B-1

(DISTRIBUTION) FEES.




THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THE FUND'S SHARES OR
DETERMINED WHETHER THIS PROSPECTUS
IS ACCURATE OR COMPLETE.   ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.


                                   [IMAGE]




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                                TABLE OF CONTENTS

RISK/RETURN SUMMARY.....................................................2

         Investment Objective                                           2

         Principal Investment Strategies                                2

         Principal Risks of Investing in the Fund                       3

         Who May Want to Invest in the Fund                             5

PERFORMANCE.............................................................6

FEE TABLES..............................................................8

MANAGEMENT..............................................................9

YOUR ACCOUNT...........................................................11

         How to Contact the Fund                                       11

         General Information                                           11

         Buying Shares                                                 12

         Selling Shares                                                15

         Exchange Privileges                                           19

         Retirement Accounts                                           20

OTHER INFORMATION......................................................21

FINANCIAL HIGHLIGHTS...................................................23

                                                             RISK/RETURN SUMMARY

[Margin callout:  CONCEPTS TO UNDERSTAND

VALUE INVESTING means to invest in stocks whose market valuations are low relative to their historic valuations and/or comparable companies

MID CAP STOCKS are securities of companies the market value of which is between $1 billion and $10 billion at the time of investment

LARGE CAP STOCKS are securities of companies the market value of which is in excess of $10 billion

COMMON STOCK represents an equity or ownership interest in a company]


INVESTMENT OBJECTIVE

The investment objective of Sound Shore Fund, Inc. (the "Fund") is growth of capital. Investments will be made based upon their potential for capital growth. There is no assurance that the Fund will achieve its investment objective. The Fund's investment objective is fundamental and may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES In seeking to meet the Fund's investment objective of growth of capital, the investment adviser to the Fund, Sound Shore Management, Inc. (the "Adviser"), applies a "Value Investing" style to its purchase of predominantly "Large Cap" and "Mid Cap" common stocks. The Fund expects that for most periods a substantial portion, if not all, of its assets will be invested in a diversified portfolio of common stocks that are judged by the Adviser to have favorable value to price characteristics relative to their historic valuations and/or comparable companies.

The Adviser chooses investments in equity securities based on its judgment of fundamental value. Factors deemed particularly relevant in determining fundamental value include corporate earnings performance and expectations, historic price and earnings relationships, balance sheet characteristics and perceived management skills. Changes in economic and political outlooks, as well as individual corporate developments, influence specific security prices. When the Fund's investments lose their perceived value relative to other similar investments and investment alternatives, they are sold.

The Fund may hold cash or cash equivalents, such as high quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest

[Margin callout: CONCEPTS TO UNDERSTAND

CORPORATE DEBT SECURITY is a security that obligates the issuer to pay the holder a specified sum of money at set intervals as well as repay the principal amount of the loan at its maturity

PREFERRED STOCK is stock that has preference over common stock to the company's dividends (and thus greater potential for income) and whose value generally fluctuates less than common stock

CONVERTIBLE SECURITY is a security such as preferred stock or bonds, which may be converted into a specified number of shares of common stock]


without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.

Current income, while considered important, will be secondary to the objective of capital growth. While most of the Fund's assets will be invested in common stock, the Fund may invest in other types of securities such as corporate debt securities, preferred stock and convertible securities. With respect to corporate debt securities, preferred stock and convertible securities, an increase in interest rates typically causes a fall in the value of such instruments. These investments are also subject to the risk that the financial condition of the issuer may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, the Fund's investments in these securities are limited to "investment grade" - those rated within the top four categories by Moody's or Standard & Poor's.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:
     o   The stock market goes down
     o   Value stocks fall out of favor with the stock market
     o The stock market continues to undervalue the stocks in the Fund's portfolio
     o   The Adviser's judgment as to the value of a stock proves to be wrong

In addition, there are specific risks associated with investing in medium size companies. As described below, as a result of these risks, the prices of medium capitalization securities can fluctuate more significantly than the securities of larger, more established companies, and an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

RISKS  ASSOCIATED  WITH VALUE  INVESTING

An investment in the Fund is not by itself a complete or balanced investment program. Because the Adviser seeks securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for a long time. There is also a risk that the securities the Adviser believes are undervalued are actually appropriately priced due to problems that are not yet apparent. The value of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities and is therefore subject to the usual market risks of investment. In addition, the Fund's value investment approach can undergo cycles of greater or lesser investor interest and therefore may lead to a decrease in the prices of the stocks in the Fund's portfolio.

SPECIFIC  RISKS OF MEDIUM  SIZE  COMPANIES

Because investing in medium size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:
     o Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available
     o Securities of many medium size companies may be traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies

     o Changes in the value of medium size company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of medium capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:
     o You are willing to tolerate significant changes in the value of your investment
     o    You are pursuing a long-term goal
     o You are willing to accept higher short-term risk for potential long-term returns

The Fund may NOT be appropriate for you if:
     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

                                                                 PERFORMANCE

The following chart illustrates the variability of the Fund's returns. The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return of the Fund for the last ten years.

[EDGAR REPRESENTATION OF BAR CHART:
1993-     11.96%
1994-      0.30%
1995-     29.87%
1996-     33.27%
1997-     36.40%
1998-      4.41%
1999-      0.05%
2000-     20.18%
2001-     -0.81%
2002-    -15.43%]


During the periods shown in the chart above, the highest calendar quarterly return was 16.30% (for the quarter ended December 31, 1998) and the lowest quarterly return was -16.36% (for the quarter ended September 30, 2002).

The following table compares the Fund's average annual total return, average annual total return (after taxes on distributions), and average annual total return (after taxes on distributions and sale of Fund shares) as of December 31, 2002 to the S& P 500(R) Index.

YEAR(S)                                  1 YEAR       5 YEARS       10 YEARS
RETURN BEFORE TAXES                     -15.43%        1.04%         10.81%
RETURN AFTER TAXES ON DISTRIBUTION      -15.50%        0.35%          8.96%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                -9.48%        0.83%          8.34%
S&P 500(R)INDEX(1)                      -22.10%       -0.58%          9.34%

(1) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                                                     FEE TABLES


The following tables describe the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                           None
Maximum Deferred Sales Charge (Load)                                       None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions            None
Redemption Fee                                                             None
Exchange Fee                                                               None

ANNUAL  FUND  OPERATING  EXPENSES(1)
(expenses  that are  deducted  from Fund assets)
Advisory Fees                                                              0.75%
Distribution (12b-1) Fees                                                  None
Other Expenses                                                             0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.99%
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                                    0.01%
NET EXPENSES                                                               0.98%

(1) Based on amounts incurred during the Fund's fiscal year as stated as a percentage of net assets.
(2) The Fund's administrator has contractually agreed, through April 30, 2004, to waive its fees and/or reimburse Fund expenses to the extent that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund exceed 0.98% of average daily net assets.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5% annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:


          1 YEAR      3 YEARS       5 YEARS         10 YEARS
           $100        $315          $548            $1,216

                                                                     MANAGEMENT


The business of the Fund is managed under the direction of the Board of Directors (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI"), a separate document containing additional information which can be ordered from the Fund.

ADVISER

Sound Shore Management, Inc., 8 Sound Shore Drive, Greenwich, Connecticut 06836, has served as investment adviser to the Fund since the Fund's inception in 1985. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

As of March 31, 2003, the Adviser had over $2.5 billion of assets under management.


PORTFOLIO MANAGERS

The portfolio managers of the Fund are Harry Burn, III and T. Gibbs Kane, Jr. Messrs. Burn and Kane are responsible for the day-to-day investment policy, portfolio management and investment research for the Fund. Their business experience and educational background are as follows:

HARRY BURN, III Chairman and Director of the Adviser. He has been with the Adviser since 1978 and received his B.A. and M.B.A. from the University of Virginia.

T. GIBBS KANE, JR. President and Director of the Adviser. He has been with the Adviser since 1978 and received his B.S.E. from the University of Pennsylvania Wharton School.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide various services to the Fund. As of March 31, 2003, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $44.7 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES

The Fund pays for all of its expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect. Effective through April 30, 2004, Forum has contractually committed to waive its fees and/or reimburse Fund expenses to the extent that the Fund's total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceed 0.98% of the average daily net assets of the Fund.

                                                                    YOUR ACCOUNT

[Margin Callout: HOW TO CONTACT THE FUND

WRITE TO US AT:
         Sound Shore Fund
         P.O. Box 446
         Portland, Maine  04112

OVERNIGHT ADDRESS:
         Sound Shore Fund
         2 Portland Square
         Portland, Maine 04101

TELEPHONE US TOLL-FREE AT:
         (800) 551-1980

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO US AT:
         Deutsche Bank Trust
         Company Americas
         New York, New York
         ABA #021001033
         FOR CREDIT TO:
         Forum Shareholder Services, LLC
         Account # 01-465-547
         Sound Shore Fund, Inc.
         (Your Name)
         (Your Account Number) ]


GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Fund. You may purchase or sell shares at the net asset value of a share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form prior to 4:00 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4:00 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The  Fund  may  temporarily   suspend  (during  unusual  market  conditions)  or
discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund does not accept purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Sound Shore Fund, Inc." or to one or more owners of the account and endorsed to "Sound Shore Fund, Inc." For all other accounts, the check must be made payable on its face to "Sound Shore Fund, Inc."

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (800) 551-1980 to request an ACH transaction.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts payments in the following minimum amounts:

                                      MINIMUM INITIAL    MINIMUM ADDITIONAL
                                        INVESTMENT           INVESTMENT
Standard Minimums                        $10,000(1)             None
Traditional and Roth IRA Accounts         $2,000                None
Electronic Fund Transfers                $10,000                 $50
Systematic Investment Plans              $10,000                 $50
Exchange Privileges                       $2,500                None
(1)  $5,000 minimum initial investment if made through certain broker-dealers.

The Adviser may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                           REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT A
CCOUNTS                                                      o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the UGMA or the UTMA
child and obtain tax benefits                                o    The custodian must sign instructions in a
                                                                  manner indicating custodial capacity

BUSINESS ENTITIES                                            o    Submit a secretary's (or similar) certificate
                                                                  covering incumbency and authority

TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide the first and signature pages from the
                                                                  trust document identifying the trustees

                                                                              13





INVESTMENT PROCEDURES

                HOW TO OPEN AN ACCOUNT                                    HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o    Call or write us for an account                         o    Fill out an investment slip from a
     application                                                  confirmation statement or write us a letter
o    Complete the application (and other                     o    Write  your  account  number on your check
     required documents)                                     o    Mail us the slip (or your letter) and a
o    Mail us your application (and other                          check
     required documents) and a check

BY WIRE                                                      BY WIRE
o    Call or write us for an account                         o    Call to notify us of your incoming wire
     application                                             o    Instruct your bank to wire your money
o    Complete the application (and other                          to us
     required documents)
o    Call us to fax the completed application
     (and other required documents) and we will
     assign you an account number
o    Mail us your original application (and
     other required documents)
o    Instruct your bank to wire your money
     to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o    Call or write us for an account application             o    Complete the systematic investment section
o    Complete the application (and other                          of the application
     required documents)                                     o    Attach a voided check to your application
o    Call us to fax the completed application                o    Mail us the completed application and the
    (and other required documents) and we                         voided check
     will assign you an account number                       o    We will electronically debit your purchase
o    Mail us your original application (and other                 proceeds from your selected financial
     required documents)                                          institution account
o    We will electronically debit your purchase
     proceeds from your selected financial
     institution account


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $50.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send your  proceeds
o   Obtain a signature guarantee (See "Signature Guarantee Requirements")
o   Obtain other  documentation   (See "Signature Guarantee Requirements")
o   Mail us your request and documentation
BY WIRE
o   Wire  requests  are  only   available  if  you  provided  bank  account
    information on your account application and your request is for $10,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional form of identification
o   Your proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you did not provide bank account information on your account application) (See "By Wire")
SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

WIRE REDEMPTIONS You may have your redemption proceeds wired to you if you provided bank account information on your account

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


application. The minimum amount you may request by wire is $10,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC WITHDRAWAL If you own shares of the Fund with an aggregated value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments can be sent to your address of record by check or to a designated bank account by ACH payment. Systematic requests must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, certain redemption options will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Fund and the Transfer Agent will need written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Fund and the Transfer Agent reserve the right to require a signature guarantee(s) on all redemptions.


SMALL  ACCOUNTS If the value of your account falls below $10,000 (not  including
IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTION IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of another fund, also known as an exchange, by telephone or in writing. You may exchange your Fund shares for shares of a bond fund or money market fund. For a list of funds available for exchange, you may call the Transfer Agent. The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone authorization privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The names of the funds you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone authorization privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification


RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

                                                               OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions semi-annually. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. The Fund's distributions of long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale, exchange or redemption of Fund shares will generally be a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold U.S. Federal income tax at the rate of 30% (29% after January 1, 2004) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance for the past five fiscal years. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements, which were audited by Deloitte & Touche LLP. The Fund's financial statements and the auditor's report are included in the Annual Report dated December 31, 2002, which is available upon request, without charge.

                                                                          YEAR ENDED DECEMBER 31,
                                                    2002           2001          2000           1999          1998
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                          $30.58         $33.70        $29.47         $29.62        $28.57
                                                  -------        -------       -------        -------       -------
Income From Investment Operations
     Net investment income                           0.05           0.10          0.14           0.17          0.21
     Net gain  (loss) on securities
       (realized and unrealized)                    (4.77)         (0.36)         5.79          (0.15)         1.05
                                                  -------        -------       -------        -------       -------

Total From Investment Operations                    (4.72)         (0.26)         5.93           0.02          1.26
                                                  -------        -------       -------        -------       -------

Less Distributions
     From net investment income                     (0.05)         (0.10)        (0.14)         (0.17)        (0.20)
     In excess of net investment income               --             --            -- (a)         -- (a)        --
     From capital gain                                --           (2.76)        (1.47)           --            --
     In excess of net capital gain(c)                 --             --          (0.09)           --            --
     Return of capital                                --             --            --             --          (0.01)
                                                  -------        -------       -------        -------       -------
Total Distributions                                 (0.05)         (2.86)        (1.70)         (0.17)        (0.21)
                                                  -------        -------       -------        -------       -------
Ending Net Asset Value                             $25.81         $30.58        $33.70         $29.47        $29.62
                                                  =======        =======       =======        =======       =======
OTHER INFORMATION
Ratios to Average Net Assets:
     Expenses                                        0.98%          0.98%         0.98%          0.98%         0.99%
     Expenses (gross) (b)                            0.99%          0.99%         0.99%          0.98%         1.00%
     Net investment income                           0.17%          0.32%         0.44%          0.50%         0.77%
Total Return                                       (15.43)%        (0.81)%       20.18%          0.05%         4.40%
Portfolio Turnover Rate                                72%           104%           98%            41%           44%
Net Assets at End of Period
    (in thousands)                                $759,674      $1,033,658     $1,101,888     $1,174,735    $1,961,487

(a) The Fund distributed an amount in excess of net investment income of less than $0.01 per share.
(b) Reflects expense ratio in the absence of expense reimbursement by the Fund's administrator.
(c)  Distributions in excess of realized gains are the result of timing issues.


SOUND SHORE FUND

INVESTMENT ADVISER
Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR
Forum Administrative Services, LLC
Portland, Maine

DISTRIBUTOR
Forum Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT
Forum Shareholder Services, LLC
Portland, Maine

CUSTODIAN
Forum Trust, LLC
Portland, Maine

COUNSEL
Dechert LLP
New York, New York

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS
Deloitte & Touche LLP
Boston, Massachusetts

                                                                    SOUND
                                                                    SHORE
                                                                    FUND

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
   The Fund will provide annual/semi-annual reports to shareholders that will provide additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

                               CONTACTING THE FUND
 You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker or the Fund at:

                                SOUND SHORE FUND
                               Two Portland Square
                              Portland, Maine 04101
                                 (800) 551-1980
                                 (800) 754-8758

                             www.soundshorefund.com

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's reports, SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mail or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: PUBLICINFO@SEC.GOV


       Free copies of the reports and SAI are available from the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-4244.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                             SOUND SHORE FUND, INC.

FUND INFORMATION:

         Sound Shore Fund
         P.O. Box 446
         Portland, Maine 04112
         (800) 754-8758
         http://www.soundshorefund.com

INVESTMENT ADVISER:

         Sound Shore Management, Inc.
         8 Sound Shore Drive
         Greenwich, Connecticut 06836

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 551-1980
         (800) 754-8758


         This Statement of Additional Information, or SAI, supplements the Prospectus of Sound Shore Fund, Inc. (the "Fund") dated May 1, 2003, as may be amended from time to time. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

         Financial Statements for the Fund for the year ended December 31, 2002 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS


GLOSSARY....................................................................1
1.  INVESTMENT POLICIES AND RISKS...........................................2
2.  INVESTMENT LIMITATIONS..................................................5
3.  PERFORMANCE DATA AND ADVERTISING........................................6
4.  MANAGEMENT.............................................................12
5.  PORTFOLIO TRANSACTIONS.................................................21
6.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................24
7.  TAXATION...............................................................26
8.  OTHER MATTERS..........................................................30
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS............................A-1
APPENDIX B - PERFORMANCE DATA.............................................B-1

GLOSSARY

         "Adviser" means Sound Shore Management, Inc.

         "Board" means the Board of Directors of the Fund.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, administrator of the Fund.

         "Fitch" means Fitch Ratings.

         "FAcS" means Forum Accounting Services, LLC, fund accountant of the Fund.

         "FFS" means Forum Fund Services, LLC, distributor of the Fund's shares.

         "Fund" means Sound Shore Fund, Inc.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Fund.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

         The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks. The Fund is designed for investment of that portion of an investor's funds that can appropriately bear the special risks associated with certain types of investments (E.G., investments in equity securities). The Fund expects that for most periods, a substantial portion, if not all, of its assets will be invested in a diversified portfolio of common stocks judged by the Adviser to have favorable value to price characteristics. The Fund may also invest in U.S. government or government agency obligations, investment grade corporate bonds, preferred stocks, convertible securities, and/or short-term money market instruments when deemed appropriate by the Adviser.

A.       DEBT SECURITIES

The Fund may invest a portion of its assets in fixed income (debt) securities. The Fund's investments in debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund (neither event requiring sale of such security by the Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       CONVERTIBLE SECURITIES

The Fund may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are debt securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


2.       Risks


Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. An increase in interest rates typically causes a fall in the value of such instruments.

3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

D.       ILLIQUID AND RESTRICTED SECURITIES

The Fund may not acquire or invest in "illiquid securities" if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in such securities.

1.       IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Adviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.       RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       WARRANTS

The Fund may invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

RISKS

Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company. Investments in warrants involve certain additional risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein). The Fund will not invest in warrants if (i) more than 5% of the Fund's total assets would be invested in warrants or (ii) more than 2% of the value of the Fund's total assets would be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of the Fund without shareholder approval.

FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:

1. Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2. Invest more than 25% of the value of its total assets in any particular industry;

3. Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

4. Make loans of its assets to any person, except for the purchase of debt securities;

5. Borrow money except for (1) the short-term credits from banks referred to in paragraph 3 above and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

6. Mortgage, pledge or hypothecate any of its assets, except as may be necessary in connection with permissible borrowings mentioned in paragraph 5 above;

7. Purchase the securities of any other investment company, except that the Fund may invest up to 10% of its total assets in such securities through purchases in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase, or except when such purchase is part of a merger, consolidation or acquisition of assets;

8. Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act. The Fund will not, however, invest more than 10% of the value of its total assets in the aggregate in restricted or not readily marketable securities or in repurchase agreements maturing or terminable in more than seven days;

9. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

10. Sell securities short or invest in puts, calls, straddles, spreads or combinations thereof;

11.      Purchase or acquire commodities or commodity contracts;

12. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

13. Participate on a joint, or a joint and several, basis in any securities trading account; or

14.      Invest in companies for the purpose of exercising control.

         The  Fund  has  adopted  the   following   non-fundamental   investment
restrictions,   which  may  be  changed  without  the  approval  of  the  Fund's stockholders. The Fund may not:

          a.   Invest in any oil, gas or other mineral lease; or

          b. Invest in the securities of other investment companies except to the extent permitted by the 1940 Act.

If a percentage restriction or a rating on investment is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of the Fund's policies or restrictions.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


A listing of certain performance data as of December 31, 2002 is contained in Appendix B - Performance Data.


B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return.

YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund charges no sales charges.

Yield is calculated according to the following formula:

                   a-b     6
     Yield =   2[( --- +1)  -1]
                   cd

  Where:
           a    =    dividends and interest earned during the period
           b    =    expenses accrued for the period (net of reimbursements)
           c    =    the average daily number of shares outstanding during the
                     period that were entitled to receive dividends
           d    =    the maximum offering price per share on the last day of the period

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return before taxes is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, the
Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return before taxes of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return before taxes is calculated according to the following formula:

         P (1+T) n = ERV

  Where:

      P        =        a hypothetical initial payment of $1,000
      T        =        average annual total return
      n        =        number of years
      ERV      =        ending  redeemable value at the end of the applicable
                        period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

The calculation for average annual total returns before taxes is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. A Fund computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

Average annual total return after taxes on distributions is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

   Where:

      P =    hypothetical initial payment of $1,000
      T =    average annual total  return  (after  taxes  on  distributions)
      n =    period covered  by the  computation,  expressed  in  years
 ATV[D] =    ending  value of a  hypothetical  $1,000  payment  made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, the Fund assumes that the redemption has no tax consequences.

The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES)

The Fund, when advertising average annual total return after taxes on distributions and sale of Fund shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:
            P  =      hypothetical initial payment of $1,000
            T  =      average  annual total return (after taxes on distributions and sale of Fund shares)
            n  =      period covered by the computation, expressed in years
       ATV[DR] =      ending value of a hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares

The calculation for average annual total returns after taxes on distributions and sale of Fund shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

The Fund calculates the taxes due on any distributions as described above under "Average Annual Total Returns (After Taxes on Distributions)."

The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

OTHER MEASURES OF TOTAL RETURN.

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return

         The other definitions are the same as in average annual total return.

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                     SYSTEMATIC               SHARE               SHARES
     PERIOD          INVESTMENT               PRICE              PURCHASED
     ------          ----------               -----              ---------
        1               $100                   $10                 10.00
        2               $100                   $12                 8.33
        3               $100                   $15                 6.67
        4               $100                   $20                 5.00
        5               $100                   $18                 5.56
        6               $100                   $16                 6.25
                        ----                   ---                 ----
               TOTAL                  AVERAGE              TOTAL
               INVESTED $600          PRICE   $15.17       SHARES 41.81


In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's or any of the Fund's service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

                                  4. MANAGEMENT

A.       DIRECTORS AND OFFICERS

DIRECTORS AND OFFICERS OF THE FUND. The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Maryland. Among its duties, the Board generally meets and reviews on a quarterly basis the actions of all of the Fund's service providers. This management also includes a periodic review of the service providers' agreements and fees charged to the Fund. The names of the Directors and officers of the Fund, their address and date of birth, their position with the Fund, length of service, and principal occupations during the past five years are set forth below. For each Director, information concerning the number of portfolios overseen by the Director and other directorships/trusteeships held by the Director has also been included. Interested and disinterested Directors have been segregated.



                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
....................................................................................................................................
DISINTERESTED DIRECTORS
................................ .................... ........... .............................. ............... ...................
Dr. D. Kenneth Baker            Director,            March       Consultant, Princeton          1               None
3088 Fairway Woods, Carolina    Nominating           1987 to     University, 1990-1998;
Trace                           Committee(4)         present     Consultant, University of
Sanford, North Carolina 27330   (member)                         Pennsylvania, 1992-1998
Born:  October 1923

................................ .................... ........... .............................. ............... ...................
Charles J. Hedlund              Director, Audit      April       Member, Board of Trustees,     1               None
58 Country Road South           Committee(2)         1985 to     American University in Cairo
Village of Golf, Florida 33436  (member),            present     Member, Board of Trustees,
Born:  November 1917            Nominating                       Conservation International
                                Committee(4)                     of Washington, D.C. (member)
                                (member)
................................ .................... ........... .............................. ............... ...................
John L. Lesher                  Director, Audit      April       President, Resource            1               None
470 June Road                   Committee(2)         1985 to     Evaluation, Inc. since March
Stamford, Connecticut 06903     (Chair),             present     1994
Born: February 1934             Nominating                       Member of the Board,
                                Committee(4)                     Resource Evaluation,  Ltd.
                                (member)                         Member of the Board, First
                                                                 Industrial Real Estate Trust


                                       12





................................ .................... ............ ............................. ............... ...................
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
................................ .................... ............ ............................. ............... ...................
John J. McCloy II               Director, Audit      April 1985   Director, Noise               1               None
313 Stanwich Road               Committee(2)         to present   Cancellation Technologies,
Greenwich, Connecticut 06830    (member),                         Inc.
Born:  November 1937            Nominating                        Director, Passenger Express
                                Committee(4)                      Director, EPT Technologies
                                (member)                          Director, Geo History
                                                                  Trustee, American
                                                                  University in Cairo
................................ .................... ............ ............................. ............... ...................
Walter R. Nelson                Director, Audit      September    President (retired), Nelson   1               None
60 Kirby Lane                   Committee(2)         1993 to      Publications, an
Rye, New York 10580             (member),            present      information provider to the
Born:  November 1932            Valuation                         financial services and
                                Committee(3)                      investment industry
                                (member),
                                Nominating(4)
                                Committee (member)
....................................................................................................................................
INTERESTED DIRECTORS
................................ ................... ............. ............................. ............... ...................
Harry Burn, III, M.B.A.(5)      Chairman and        April 1985    Chairman and Director,        1               None
8 Sound Shore Drive             Director,           to present    Sound Shore Management,
Greenwich, Connecticut 06836    Valuation           (Chairman     Inc. since 1978.  He is a
Born:  January 1944             Committee(3)        September     Chartered Financial Analyst.
                                (member)            1992 to present)
................................ ................... ............. ............................. ............... ...................
T. Gibbs Kane, Jr.(6)           President and       April 1985    President and Director,       1               None
8 Sound Shore Drive             Director,           to present    Sound Shore Management,
Greenwich, Connecticut 06836    Valuation                         Inc. since 1977.  He is a
Born:  May 1947                 Committee(3)                      Chartered Financial Analyst.
                                (member)
................................ ................... ............. ............................. ............... ...................

                                       13






                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
....................................................................................................................................
OFFICERS
................................ ................... ............. ............................. ............... ...................
John Y. Keffer                  Vice President       June 1993   Director, Forum Financial      N/A             N/A
Two Portland Square                                  to          Group, LLC. For more than
Portland, Maine 04101                                Present     five years
Born:  July 1942                                                 Sole shareholder (directly
                                                                 and indirectly)
                                                                 of Forum Financial Group
                                                                 LLC, which owns
                                                                 (directly or indirectly)
                                                                 Forum Administrative
                                                                 Services,  LLC, Forum
                                                                 Shareholder Services, LLC,
                                                                 Forum Accounting Services, LLC,
                                                                 Forum Investment Advisors, LLC
                                                                 and Forum  Fund Services, LLC
                                                                 Officer, Director or Trustee,
                                                                 various funds managed and
                                                                 distributed by Forum
                                                                 Administrative
                                                                 Services,   LLC
                                                                 and Forum  Fund
                                                                 Services, LLC
................................ ................... ............. ............................. ............... ...................
Shanna S. Sullivan              Secretary,           October     Vice President, Treasurer,     N/A             N/A
8 Sound Shore Drive             Valuation            1985 to     Secretary and Director,
Greenwich, Connecticut 06836    Committee(3)         present     Sound Shore Management, Inc.
Born: August 1945               (Chair)                          since 1979
................................ .................... ........... .............................. ............... ...................
Stacey E. Hong                  Treasurer            June 2002   Director, Forum Accounting     N/A             N/A
Two Portland Square                                  - Present   Services, LLC since 1998
Portland, Maine 04101                                            with which he has been
Born:  May 1966                                                  associated since 1992;
                                                                 Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC
................................ .................... ........... .............................. ............... ...................
Ellen S. Smoller                Assistant            October     Equity Trader, Sound Shore     N/A             N/A
8 Sound Shore Drive             Secretary            1985 to     Management, Inc. since 1984
Greenwich, Connecticut 06836                         present
Born: April 1959

................................ .................... ........... .............................. ............... ...................

                                       14






                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                                     LENGTH OF                                  FUND COMPLEX    DIRECTORSHIPS/
NAME, ADDRESS                   POSITION(S)          TIME        PRINCIPAL OCCUPATION(S)        OVERSEEN BY     TRUSTEESHIPS HELD
AND DATE OF BIRTH               WITH THE FUND        SERVED1     DURING THE PAST FIVE YEARS     DIRECTOR        BY DIRECTORS
....................................................................................................................................
OFFICERS CONTINUED
....................................................................................................................................
D. Blaine Riggle                Assistant            January     Relationship Manager and       N/A             N/A
Two Portland Square             Secretary            1999 to     Counsel, Forum Financial
Portland, ME 04101                                   Present     Group, LLC since 1998;
Born: November 1966                                              Officer, various funds
                                                                 managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC
................................ .................... ........... .............................. ............... ...................
Cheryl O. Tumlin                Assistant            January     Counsel, Forum Financial       N/A             N/A
Two Portland Square             Secretary            2002 to     Group, LLC;  November 2001
Portland, ME 04101                                   present     to Present and July 1996 to
Born: June 1966                                                  January 1999;  Counsel,
                                                                 I-many, Inc., January 1999
                                                                 to October 2001;  Officer,
                                                                 various funds managed and
                                                                 distributed by Forum Fund
                                                                 Services, LLC and Forum
                                                                 Administrative Services, LLC
................................ .................... ........... .............................. ............... ...................
Dawn L. Taylor                  Assistant            January     Tax Manager, Forum Financial   N/A             N/A
Two Portland Square             Treasurer            1999 to     Group, LLC since 1997;
Portland, ME 04101                                   present     Officer, various funds
Born:  May 1964                                                  managed and distributed by
                                                                 Forum Fund Services, LLC and
                                                                 Forum Administrative
                                                                 Services, LLC




 (1) Term of Service is indefinite.
 (2) Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It is responsible for meeting with the Fund's independent certified public accountants to (1) review the arrangements and scope of any audit; (2) discuss matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (3) consider the accountants' comments with respect to the Fund's financial policies, procedures, and internal accounting controls; and (4) review any form of opinion the accountants propose to render to the Fund. During the fiscal year ended December 31, 2002, the Audit Committee met once.
(3) Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Fund's policies and procedures for determining net asset value per share of the Fund's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Fund consistent with valuation procedures approved by the Board. The Valuation Committee meets when necessary. During the fiscal year ended December 31, 2002, the Valuation Committee did not meet.
(4) The Fund has a Nominating Committee, which oversees the composition of both the Board as well as the various committees of the Fund to ensure that competent and capable candidates fill these positions. The Nominating Committee ensures that the selection is conducted in such a fashion as to enhance the independence of disinterested Directors whose primary loyalty is to the shareholders of the Fund. During the fiscal year ended December 31, 2002, the Nominating Committee did not meet. The Nominating Committee does not consider recommendations by shareholders.

(5) Mr. Burn owns a controlling interest in the Adviser for which he serves as Chairman and Director. He is one of the portfolio managers of the Fund.
(6) Mr. Kane owns a controlling interest in the Adviser for which he serves as President and Director. He is one of the portfolio managers of the Fund.


DIRECTOR OWNERSHIP IN THE FUND
------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP

                                                                                AS OF DECEMBER 31, 2002 IN ALL FUNDS

                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN     OVERSEEN BY DIRECTOR IN THE FUND
             DIRECTORS                               THE FUNDS                                 COMPLEX
------------------------------------- ----------------------------------------- --------------------------------------

------------------------------------- ----------------------------------------- --------------------------------------
DISINTERESTED DIRECTORS
------------------------------------- ----------------------------------------- --------------------------------------
Dr. D. Kenneth Baker                               over $100,000                            over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
Charles J. Hedlund                               $50,001 - $100,000                       $50,001 - $100,000
------------------------------------- ----------------------------------------- --------------------------------------
John L. Lesher                                           $0                                      $0
------------------------------------- ----------------------------------------- --------------------------------------
John J. McCloy                                           $0                                      $0
------------------------------------- ----------------------------------------- --------------------------------------
Walter R. Nelson                                 $10,001 - $50,000                        $10,001 - $50,000
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED DIRECTORS
------------------------------------- ----------------------------------------- --------------------------------------
Harry Burn III                                     over $100,000                            over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
T. Gibbs Kane, Jr.                                 over $100,000                            over $100,000
------------------------------------- ----------------------------------------- --------------------------------------


OWNERSHIP IN SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2002, no disinterested Director or any of his immediate family members owned beneficially or of record securities of the Fund's investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Fund investment adviser or principal underwriter.

B.      COMPENSATION OF DIRECTORS AND OFFICERS

Each Director, other than those affiliated with the Adviser, receives quarterly fees of $750 plus $1,000 per meeting attended.

Directors are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Directors that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Fund is compensated by the Fund.

The following table sets forth the fees paid to each Director by the Fund for the fiscal year ended December 31, 2002.

                                                              PENSION OR
                                                              RETIREMENT
                                          AGGREGATE        BENEFITS ACCRUED    ESTIMATED ANNUAL          TOTAL
                                      COMPENSATION FROM    AS PART OF FUND       BENEFITS UPON     COMPENSATION FROM
           NAME, POSITION                    FUND              EXPENSES           RETIREMENT              FUND
------------------------------------- ------------------- ------------------- -------------------- -------------------
Dr. D. Kenneth Baker                        $7,000                $0                  $0                 $7,000

Charles J. Hedlund                          $6,000                $0                  $0                 $6,000

John L. Lesher                              $7,000                $0                  $0                 $7,000

John J. McCloy II                           $6,000                $0                  $0                 $6,000

Walter R. Nelson                            $4,000                $0                  $0                 $4,000


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Fund. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER/AFFILIATIONS

The Adviser is 100% owned by Harry Burn, III, T. Gibbs Kane, Jr., and Shanna S. Sullivan and therefore controlled by Harry Burn, III, T. Gibbs Kane, Jr., and Shanna S. Sullivan. The Adviser is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended.

The Directors or officers of the Fund that are employed by the Adviser (or affiliates of the Adviser) are Harry Burn, III, T. Gibbs Kane, Jr., Shanna S. Sullivan and Ellen S. Smoller.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly, equal to 0.75% per annum based on average daily net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Fund. If an investor in the Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

The following Table shows the dollar amount of fees paid to the Adviser for the last three fiscal years:

                                ADVISORY FEE PAID
     Year Ended December 31, 2002                   $6,735,658
     Year Ended December 31, 2001                   $8,026,416
     Year Ended December 31, 2000                   $7,445,023


4.      ADVISORY AGREEMENT APPROVAL AND OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the agreement or interested persons of any such party.


In considering the continuation of the advisory contract, the Board, including the Disinterested Directors, requests and reviews information relating to the Fund, including but not limited to reports prepared by the Adviser and the Fund's administrator and materials provided by counsel to the Fund. In addition to materials presented on an annual basis, matters bearing on advisory services, including but not limited to, Fund performance and portfolio composition are considered at all of the meetings of the Board, as is the nature and extent of benefits that the Adviser received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund.

In reviewing the investment advisory agreement for the Fund, the Board carefully considered the nature, quality and extent of services furnished by the Adviser to the Fund. The performance materials presented to the Board showed that the Fund outperformed its benchmark, the S&P 500 Index, for the 1-, 3-, 5- and 10-year periods, -15.43% versus -22.10%, 0.27% versus -14.55%, 1.04% versus -0.59%
and 10.81% versus 9.34%, respectively. The Board also considered the Adviser's compensation attributable to providing such services. In so doing, the Board examined the fee structure of the Fund and reviewed comparative information on fees and expenses of similar mutual funds. According to data complied by Lipper on diversified equity no-load funds, the Advisory fee was comparable to funds with similar asset levels, 0.75% for the Fund compared to a mean fee of 0.71%.

After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Adviser's agreement with the Fund, was in the best interests of the Fund and its shareholders. The Adviser's agreement was most recently unanimously approved by the Board of Directors, and by the Independent Directors voting separately, in the foregoing manner on February 4, 2003.

The Adviser's agreement is terminable without penalty by the Fund with respect to the Fund on 60 days' written notice when authorized either by vote of the holders of a majority of the Fund's securities or by a vote of a majority of the Board on 60 days notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Under its agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to the Fund. The agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.  Distributor; Services and Compensation of Distributor

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Fund, FFS acts as the agent of the Fund in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. Prior to May 1, 1999, Forum Financial Services, Inc. served as the distributor of the Fund's shares.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Directors who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Fund with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Fund.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund. The agreement does not protect FFS against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Fund against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Fund is responsible for the costs of:
(1) defending FFS against claims that FFS breached a duty it owed to the Fund; and (2) paying judgments against FFS. The Fund is not required to indemnify FFS if the Fund does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Fund's own name or in the name of FFS.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Fund, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of the Fund.

For its services, FAdS receives a fee from the Fund equal to 0.10% of the average daily net assets of the Fund. The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month.

The following Table shows the dollar amount of fees paid to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS for the last three fiscal years.

                                                ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                       PAID                    WAIVED                 RECEIVED
     Year Ended December 31, 2002                    $899,588                 $72,917                 $826,671
     Year Ended December 31, 2001                   $1,071,689                   $0                  $1,071,689
     Year Ended December 31, 2000                    $944,170                    $0                   $994,170


FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAdS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Fund, FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.


For its services, FAcS receives a fee from the Fund at an annual rate of $60,000. The following table shows the dollar amount of fees paid to FAcS for the last three fiscal years:

                                                    ACCOUNTING
                                                     FEE PAID
     Year Ended December 31, 2002                    $60,000
     Year Ended December 31, 2001                    $60,000
     Year Ended December 31, 2000                    $60,000


FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Fund. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Fund, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from the Fund equal to 0.10% of the annual average daily net assets of the Fund. Such fees shall be paid monthly for services performed during the prior calendar month.

The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Fund, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ sub-custodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Deutsche Bank, 130 Liberty Street, New York, New York, 10006, to serve as sub-custodian for the Fund.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; (3) 0.005% for Fund assets between $2-$6 billion; and (4) .0025% for Fund assets greater than $6 billion. The Custodian receives account maintenance fees of $2,400 per account per year. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Fund are passed upon by Dechert LLP, 30 Rockefeller Plaza, New York, New York 10112. Dechert may rely upon the opinion of Maryland counsel for matters relating to Maryland law.

6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund as well as prepare the Fund's tax returns.

                           5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

The following table shows the aggregate brokerage commissions with respect to the Fund. The data presented is for the past three fiscal years.

                                                   AGGREGATE
                                                COMMISSIONS PAID
     Year Ended December 31, 2002                  $2,758,162*
     Year Ended December 31, 2001                  $3,669,713
     Year Ended December 31, 2000                  $3,520,779

* The reduction in aggregate commissions paid is due to the decline in Fund assets during the 2002 fiscal year.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser of the Fund places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser of the Fund seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER

In selecting a broker to execute securities transactions, the Adviser considers a variety of factors including the broker's execution capability, the commission rate charged by the broker, the value of research provided by the broker, the broker's financial responsibility, and the broker's responsiveness to the Adviser.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser relies on outside research services provided by brokers to augment its knowledge of economic and corporate events to each client's end benefit. The Adviser believes that such services save time and duplication of effort and aid in the performance of client accounts. Therefore, the Adviser may pay a broker from whom it receives research services a brokerage commission in excess of that which another broker might have charged from effecting the same transactions. Brokerage commissions generated by the trading activities of one client account may be used to provide research to assist the Adviser in carrying out its responsibilities both for that client account, as well as other accounts without tracing benefits to commissions generated by a particular client account.

Generally, research services provided by brokers include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. Such research services are received primarily in the form of access to various computer-generated data, written reports, telephone contacts and personal meetings with security analysts, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. While brokers with whom the Adviser effects trades may provide the Adviser with their own internally produced research, in some cases, research services are generated by third parties and supplied to the Adviser by or through brokers provided that, in this case, the broker must directly incur the obligation to pay the third party.

Research services may also consist of equipment, such as computer hardware or software or quotation equipment, which is used to support research functions. In the case of equipment with a mixed use; i.e. partly for research and partly for administrative matters, the Adviser must pay cash for that portion of total usage which is not research-related.

3.       AGGREGATION OF ORDERS

The Adviser has adopted procedures that provide generally for the Adviser to seek to aggregate orders for the purchase or sale of the same security for client accounts including the Fund, where the adviser deems this to be appropriate and in the best interests of the client accounts. When an aggregated order is filled in its entirety, each participating client account will participate at the average share price for the aggregated order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the aggregated order. When an aggregated order is only partially filled, the securities purchased will generally be allocated on a pro rata basis to each account participating in the aggregated order based on the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the aggregated order on the same business day. If it is not practicable to allocate the executed portion of the block on a pro rata basis, allocation may be made on a random account basis alphabetically, numerically or otherwise, but any procedure utilized will not consistently advantage or disadvantage a client account.

4.       COUNTERPARTY RISK

The Adviser of the Fund monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

5.       TRANSACTIONS THROUGH AFFILIATES

The Adviser of the Fund may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

6.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of the Fund or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

7.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. It is not the Fund's intent, nor has it been its practice, to engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Fund and total securities transactions costs. The Fund expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. The Fund's turnover rate of 104% in fiscal year 2001 was the result of that year's unique market conditions. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. During the past fiscal year, the Fund did not acquire and hold any securities issued by its regular brokers and dealers.

8.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. That information is contained in the Fund's financial statements (specifically in the statements of assets and liabilities).

The Fund reserves the right to refuse any purchase request in excess of 1% of the Fund's total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Fund has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Fund's management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made.

D.       NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is December 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses), net short-term capital gains, and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (i.e., net investment income and net short-term capital gains) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders if certain holding period requirements are satisfied.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of the Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Fund changes its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and remaining losses may be carried over to future years. Corporations may generally deduct capital losses only against capital gains with certain carryovers from excess losses.

E.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of distributions (29% after Janaury 1, 2004), and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, long-term capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed long-term capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 30% (29% after January 1, 2004) on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of foreign taxes and related matters.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.

8.       OTHER MATTERS

A.       GENERAL INFORMATION

Sound Shore Fund, Inc. was organized as a corporation under the laws of the State of Maryland on February 15, 1985. The Fund has operated under that name and as an investment company since that date.

Sound Shore Fund, Inc. is registered with the SEC as an open-end, management investment company (a "mutual fund") under the 1940 Act. The Fund is diversified as that term is defined by the 1940 Act. The Fund offers shares of beneficial interest in its sole series.

It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings. The Fund has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Fund.

The Fund will continue indefinitely until terminated.

B.       CODE OF ETHICS

The Fund, the Adviser, and FFS have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Fund, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund.

C.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Maryland law does not require the Fund to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Fund.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in the Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of the Fund's outstanding shares may, as set forth in the Articles of Incorporation, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Directors.

D.       FUND OWNERSHIP

As of March 31, 2003, the percentage of shares owned by all Officers and Directors of the Fund as a group was less than 1% of the shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in the following table:

NAME AND ADDRESS                                                            SHARES                  % OF FUND
Charles Schwab and Co. Inc - Mutual Funds
Special Custody Account for the exclusive benefit of customers          10,682,227.807                37.18
101 Montgomery Street
San Francisco, CA 94104

BNY Western Trust Co.
Trustee for the benefit of  Sun Microsystem Inc.                        4,732,726.643                 16.47
Tax Deferred Retirement Savings Plan
550 Kearny Street, Suite 600
San Francisco, CA 94108-2527

National Financial Services Corp.
For the exclusive benefit of customers                                  4,401,631.885                 15.32
P.O. Box 3908
New York, NY 10008-3908


From time to time, certain shareholders may own a large percentage of the shares of the Fund. As of March 31, 2003, the following persons owned of record 25% or more of the shares of the Fund

                                                                   PERCENTAGE OF
       SHAREHOLDER                                                  SHARES OWNED
       Charles Schwab and Co., Inc. - Mutual Funds                     37.18%
       Special Custody  Account for the exclusive  benefit
       of customers
       101 Montgomery Street
       San Francisco, CA  94104

E.       LIMITATIONS ON DIRECTORS' AND OFFICERS' LIABILITY

The By-laws of the Fund provide that the Directors and officers will be indemnified to the fullest extent consistent with applicable laws. However, any Director or officer will not be protected against liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

F.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The complete registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

G.       FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended December 31, 2002 included in the Annual Report to shareholders of the Fund are incorporated herein by reference. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

 AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.
AA-
A+,A, Protection factors are average but adequate. However, risk factors are more variable in periods of A- greater economic stress.

BBB+      Below-average  protection  factors  but still  considered  sufficient
BBB       for prudent investment.  Considerable variability in risk  during
BBB-      economic cycles.


BB+       Below investment grade but deemed likely to meet obligations when due.
BB        Present or prospective financial  protection  factors fluctuate
BB- according to industry conditions. Overall quality may move up or down frequently within this category.

B+        Below  investment  grade and possessing risk that obligations will not
B         be met when due.  Financial protection factors will  fluctuate widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred
          dividends.   Protection   factors  are  narrow  and  risk  can  be
          substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP        Preferred stock with dividend arrearages.


4.       FITCH RATINGS


INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,       High default risk.  Default is a real possibility.  Capacity for
CC, C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.


DDD,       Default. Securities are not meeting current obligations and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.


PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa          An issue that is rated "aa" is  considered a  high-grade  preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a           An issue  which is rated "a" is  considered  to be an  upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa         An issue that is rated  "baa" is  considered  to be a  medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o  Leading market positions in well-established industries.
                o  High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT
  PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


FITCH RATINGS

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D             Default.  Denotes actual or imminent payment default.

                          APPENDIX B - PERFORMANCE DATA

TABLE - TOTAL RETURNS

The table below shows performance for the Fund for the period ended December 31, 2002.

YEAR(S)                                   1 YEAR       5 YEARS       10 YEARS
RETURN BEFORE TAXES                      (15.43)%       1.04%         10.81%
RETURN AFTER TAXES ON DISTRIBUTION       (15.50)%       0.35%          8.96%
RETURN AFTER TAXES ON DISTRIBUTIONS       (9.48)%       0.83%          8.34%
AND SALE OF FUND SHARES

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Articles of Incorporation of Registrant dated February 15, 1985 (Exhibit incorporated by reference as filed as Exhibit (1) in Post-Effective Amendment No. 16 via EDGAR on May 1, 1996, accession number 0000912057-96-007773).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in Post-Effective Amendment No. 20 via EDGAR on March 1, 1999, accession number 0001004402-99-000153).

(c) See the following Articles and Sections of the Articles of Incorporation filed as Exhibit (a): Article FIFTH, Sections (3),
              (4) and (5); Article SEVENTH, Sections (b), (c) and (d); Article NINTH, Sections (a), (b), (c) and (f) and Article TENTH.

(d) Investment Advisory Agreement between Registrant and Sound Shore Management, Inc. dated May 3, 1985 and restated March 14, 1995 (Exhibit incorporated by reference as filed as Exhibit (5) in Post-Effective Amendment No. 16 via EDGAR on May 1, 1996, accession number 0000912057-96-007773).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated May 1, 1999 (Exhibit incorporated by reference as filed as Exhibit (e) in Post-Effective Amendment No. 21 via EDGAR on April 29, 1999, accession number 000100-99-000243).

(f)           Not Applicable.

(g) Custodial Services Agreement between Registrant and Forum Trust, LLC dated as of April 20, 1999 (Exhibit incorporated by reference as filed as Exhibit (g) in Post-Effective Amendment No. 21 via EDGAR on April 29, 1999, accession number 000100-99-000243).

(h)  (1)      Transfer   Agency   Agreement   between    Registrant  and   Forum
              Shareholder   Services,   LLC  dated  January  29,  1998  (Exhibit
              incorporated   by  reference   as  filed  as  Exhibit   (9)(b)  in
              Post-Effective Amendment No. 19 via EDGAR on April 30, 1998, accession number 0001004402-98-000268).


     (2) Amendment No. 1 to Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC, dated October 24, 2002 (Exhibit filed herewith).

     (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated January 1, 1996 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 16 via EDGAR on May 1, 1996, accession number 0000912057-96-007773).

     (4) Administration Agreement between Registrant and Forum Administrative Services, LLC dated as of January 24, 1997, as amended February 1, 2001 (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 24 via EDGAR on April 30, 2002, accession number 0001004402-02-000168).


(i)  (1)      Opinion  of  Seward  &  Kissel  dated   April  29,  1985  (Exhibit
              incorporated   by   reference   as  filed  as   Exhibit   (10)  in
              Post-Effective Amendment No. 19 via EDGAR on April 30, 1998, accession number 0001004402-98-000268).

     (2) Consent of Seward & Kissel (Exhibit incorporated by reference as filed as Exhibit (I)(2) in Post-Effective Amendment No. 21 via EDGAR on April 29, 1999, accession number 000100-99-000243).

(j)  (1)      Opinion of  Messrs. Venable, Baetjer  and  Howard dated  April 29,
              1985  (Exhibit  incorporated  by  reference  as filed  as  Exhibit
              (11)(a) in Post-Effective  Amendment No. 19 via EDGAR on April 30,
              1998, accession number 0001004402-98-000268).

     (2) Independent Auditors' Consent (Filed herewith).

(k) None.

(l) Investment representation letter of Employees' Profit Sharing Plan of McConnell & Miller, Inc. as initial purchaser of shares of stock of Registrant dated April 22, 1985 (Exhibit incorporated by reference as filed as Exhibit (13) in Post-Effective Amendment No. 19 via EDGAR on April 30, 1998, accession number 0001004402-98-000268).

(m) Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940 adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (15) in Post-Effective Amendment No. 19 via EDGAR on April 30, 1998, accession number 0001004402-98-000268).

(n)           None.

(p)  (1)      Code of Ethics  adopted  by  Registrant  (Exhibit  incorporated by reference as filed as Exhibit (p)(1) in  Post-Effective  Amendment
              No.   22  via   EDGAR  on  April  28,   2000,   accession   number
              0001004402-00-000127).

     (2) Code of Ethics adopted by Sound Shore Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(2) in Post-Effective Amendment No. 22 via EDGAR on April 28, 2000, accession number 0001004402-00-000127).

     (3) Joint Code of Ethics adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(3) in Post-Effective Amendment No. 22 via EDGAR on April 28, 2000, accession number 0001004402-00-000127).

Other Exhibits:

     Powers of Attorney of T. Gibbs Kane, Jr., Harry Burn, III, John L. Lesher, Charles J. Hedlund, D. Kenneth Baker, John J. McCloy, II and Walter R. Nelson (Exhibit incorporated by reference as filed in Post-Effective Amendment No. 20 via EDGAR on March 1, 1999, accession number 0001004402-99-000153).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     The Registrant's Articles of Incorporation and Maryland law provide for indemnification by the Registrant of officers and directors under certain circumstances. In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article EIGHTH of the Registrant's Articles of Incorporation provides as follows:

              "EIGHTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities."

              Further, the Registrant has agreed to indemnify (1) Sound Shore Management, Inc. ("Sound Shore Management") in the Investment Advisory Agreement, (2) Forum Financial Services, Inc. ("Forum") in the Distribution Agreement, (3) Forum in the Distribution Agreement, (4) Forum Shareholder Services, LLC ("FSS") in the Transfer Agency Agreement, and (5) Forum Accounting Services LLC ("FAS") in the Fund Accounting Agreement for certain liabilities and expenses arising out of their acts or omissions under the respective agreements.

              Paragraph 4 of the Investment Advisory Agreement between the Registrant and Sound Shore Management provides generally that Sound Shore Management will not be liable for any mistake of judgment or for any other cause but shall not be protected against any liability due to willful misfeasance, bad faith or gross negligence in the performance of or reckless disregard of the adviser's duties.


              Section 2(f) of the Distribution Agreement the Registrant and Forum provides generally that the Registrant will indemnify, defend and hold harmless from and against any and all claims, demands, liabilities and expenses which Forum may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact, provided that Forum will not be protected against any liability to the Registrant or its security holders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of or reckless disregard of the Forum's duties.


         Section 3(a) of the Administration Agreement between the Registrant and Forum provides generally that Forum shall not be liable to the Registrant for any action or inaction of Forum in the absence of bad faith, willful misconduct or gross negligence or based upon information, instructions or requests made to Forum by an officer of the Registrant duly authorized or caused by circumstances beyond Forum's reasonable control. Section 3(b) provides that the Registrant will indemnify and hold harmless Forum from and against any and all claims, demands, liabilities and expenses arising out of any action or inaction for which Forum is not liable under the agreement.

              Section 25 of the Transfer Agency Agreement between the Registrant and FSS provides generally that FSS shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSS to be within the powers conferred upon it by the agreement, and that the Registrant shall indemnify FSS and hold it harmless from and against any and all claims, damages, liabilities and expenses arising out of performance of the agreement; provided such loss, claim, damage, liability or expense is not the result of FSS 's gross negligence or willful misconduct.

              Section 4(a) of the Fund Accounting Agreement between the Registrant and FAS provides generally that FAS shall not be liable to the Registrant for any action or inaction of FAS in the absence of bad faith, willful misconduct or gross negligence or based upon information, instructions or requests made to FAS by an officer of the Registrant duly authorized or caused by circumstances beyond FAS's reasonable control. Section 4(b) provides that the Registrant will indemnify and hold harmless FAS from and against any and all claims, demands, liabilities and expenses arising out of any action or inaction for which Forum is not liable under the agreement.

              The foregoing  references  are qualified in their  entirety by the
              Registrant's   Articles  of   Incorporation   and  the  respective
              agreements.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The description of Sound Shore Management, Inc. (the "Adviser"), 8 Sound Shore Drive, Greenwich, Connecticut 06836 under the captions "Investment Adviser" in the Prospectus and "Management " in the Statement of Additional Information constituting Parts A and B respectively, of this Registration Statement are incorporated herein by reference. The following are the directors and principal executive officers of the Adviser, including their titles and other business connections that are of a substantial nature.

                 Name                                  Title                          Business Connections
........................................ ..................................... .....................................
Harry Burn, III                         Chairman and Director                 Sound Shore Management, Inc.
                                        ..................................... .....................................
                                        Chairman and Director                 Sound Shore Fund, Inc.
........................................ ..................................... .....................................
T. Gibbs Kane, Jr.                      President and Director                Sound Shore Management, Inc.
                                        ..................................... .....................................
                                        President and Director                Sound Shore Fund, Inc.
........................................ ..................................... .....................................
Shanna S. Sullivan                      Vice President, Treasurer,            Sound Shore Management, Inc.
                                        Secretary and Director
                                        ..................................... .....................................
                                        Secretary                             Sound Shore Fund, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


        Century Capital Management Trust                ICM Series Trust
        The Cutler Trust                                Monarch Funds
        Forum Funds                                     Sound Shore Fund, Inc.
        Henderson Global Funds


(b)      The  following  officers  of Forum  Fund  Services,  LLC,  Registrant's
         underwriter,   hold  the  following  position  with  registrant.  Their
         business address is Two Portland Square, Portland, Maine 04101.

                        Name                      Position with Underwriter            Position with Registrant
        ..................................... ................................... ...................................
        John Y. Keffer                                    President                         Vice President
        ..................................... ................................... ...................................


(c) Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101 and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 except that certain items are maintained at the following locations:

(a) Bankers Trust Company, 130 Liberty Street, New York, New York 10006 (journals of receipts and disbursements of cash).

(b)      Sound  Shore  Management,   Inc.,  8  Sound  Shore  Drive,   Greenwich,
         Connecticut 06836 (brokerage orders, portfolio purchases or sales, and quarterly records showing the basis for the allocation of orders).

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Greenwich, State of Connecticut on April 30, 2003.


                                               SOUND SHORE FUND, INC.


                                               By: /S/ T. GIBBS KANE, JR.
                                                  -----------------------
                                                  T. Gibbs Kane, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 30, 2003.


(a)      Principal Executive Officer

         /S/ T. GIBBS KANE, JR.,
         -----------------------
         T. Gibbs Kane, Jr., President

(b)      Principal Financial Officer


         /S/ STACEY E. HONG
         -----------------------
         Stacey E. Hong, Treasurer


(c) All of the Directors

         /S/ T. GIBBS KANE, JR.
         -----------------------
         T. Gibbs Kane, Jr., Director

         /S/ HARRY BURN, III
         -----------------------
         Harry Burn, III, Director

         Dr. D. Kenneth Baker, Director* Charles J. Hedlund, Director* John L. Lesher, Director* John J. McCloy, II, Director* Walter R. Nelson, Director*

         By: /S/ DAVID I. GOLDSTEIN
            -----------------------
         David I. Goldstein, Attorney-in-fact*

* Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS



(h)(2) Amendment No. 1 to Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC


(j)(2) Independent Auditors' Consent.